Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of related party [Abstract]
Short-term employee compensation and benefits	$ 4,267	$ 4,870	$ 4,308
Termination benefits	0	319	0
Share-based compensation expense	2,349	1,496	1,615
Compensation of key management personnel	$ 6,616	$ 6,685	$ 5,923